Employee benefits	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Employee benefits
28. Employee benefits
The following table shows the employee benefits of the Group.

	At December 31,
(Euro thousands)	2022	2021

Post-employee benefits	12,543	16,016
Other long-term employee benefits	2,585	2,448

Total long-term employee benefits	15,128	18,464

The net balance of post-employee benefits as at December 31, 2022 is a liability of Euro12,543 thousand (Euro16,016 thousand as of December 31, 2021) and
a
ll the benefits are classified as defined-benefit plans.

The following table presents the changes in long-term employee benefits:

(Euro thousands)	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Other long-term employee benefits	Total
At January 1, 2021	2,492	14,555	2,038	19,085
Business combination	962	—	—	962
Current service costs	83	609	747	1,439
Interest expenses	6	107	10	123
Actuarial losses in other comprehensive loss	360	120	—	480
Actuarial gains in profit or loss	—	—	(184)	(184)
Benefits paid	(909)	(2,289)	(169)	(3,367)
Contributions	—	(100)	—	(100)
Exchange differences	3	17	6	26

At December 31, 2021	2,997	13,019	2,448	18,464
Current service costs	61	547	546	1,154
Interest expenses	33	137	19	189
Actuarial gains in other comprehensive loss	(425)	(1,690)	(69)	(2,184)
Actuarial gains in profit or loss	—	—	(152)	(152)
Benefits paid	(305)	(1,565)	(137)	(2,007)
Contributions	—	(277)	(70)	(347)
Exchange difference s	—	11	—	11

At December 31, 2022	2,361	10,182	2,585	15,128

The current service costs and interest expenses are recognized in the statement of profit or loss. The actuarial differences for other long-term employee benefits are also recognized in the statement of profit or loss.
The breakdown of the d
e
fined-benefit obligations by type of benefit plan is as follows:

	At December 31,
(Euro thousands)	2022	2021

Defined-benefit plan in Italy
- Italian leaving indemnities	2,361	2,997

Defined-benefit plans in Austria
- Severance payments	6,201	8,139
- Pensions liability	3,981	4,880

	10,182	13,019

Total defined-benefit obligations	12,543	16,016

Defined-benefit plan in Italy
Defined-benefit plan in Italy was Trattamento di Fine Rapporto (“TFR”), a legally required end-of-service allowance, paid regardless of the reason for the employee’s departure from the company.
Defined-benefit plans in Austria
These commitments include the legal requirements for entitled employees who joined the Austrian parent company before 2003 to a one-off
severance compensation payment if their employment relationship is terminated or when they retire. The amount of these payments depends on the length of service and the employee’s wages or salaries at the end of employment. These commitments include individual commitments to three former Management Board members.
As at December 31, 2022, the fair value of defined-benefit plans attributable to Group companies operating in the Austria is a net recognized commitment of Euro10.18 m illion (December 31, 2021: Euro
13.02
million). It is detailed below:

	At December 31,
(Euro thousands)	2022	2021

Fair value of plan liabilities	11,612	14,263
Fair value of plan assets	(1,430)	(1,244)

Defined-benefit plans in Austria	10,182	13,019

The composition of the m
a
in plan assets on the reporting date is as follows:

	At December 31,
(Euro thousands)	2022	2021

Equity investments	666	614
Real estates	423	323
Bonds	137	130
Alternative investments	108	65
Liquid funds	96	112

Total plan assets	1,430	1,244

The main actuarial assumptions used are as follows:

	At December 31, 2022		At December 31, 2021
	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria

Average duration of plan (years)	8.5~17.47	7.60~11.00	9.80~14.90	9.10~13.20
Discount rate	3.01%~3.86%	4.09%~4.16%	0.44%	0.99%~1.23%
Inflation rate	2.59%~4.53%	N.A.	1.75%	N.A.
Salary increase rate	2.55%	3.00%~7.50%	2.81%	2.30%
For the demographic assumptions used in measuring the defined benefit liabilities, the figure used as a benchmark for the mortality rate is the standard one for each local population, broken down by age and gender, while for the
staff turnover rate annual frequencies have been calc
ulated based o
n the individual companies’ data.
With respect to the December 31, 2022 liability, a sensitivity analysis was performed
on
the
main actuarial
variables
such as discount rate,
sala
ry changes and inflation rate. The analysis did not lead to significant changes in the liability, except for the sensitivity analysis conducted on the discount rate. A 100-basis-point decrease in the discount rate would result in a Euro1.20 million increase in the amount of the defined-benefit obligation as of December 31, 2021 (December 31, 2021: Euro1.80 million).